General Information - Reconciliation of Listing Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 05, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Listing expense		$ 0	$ 0	$ 178,804
Poema
Disclosure of detailed information about business combination [line items]
Fair value of ordinary shares of Gogoro, excluding Sponsor Earn-in Shares, as of the Closing Date	$ 92,047
Fair value of contingent consideration as of the Closing Date (Note 12)	74,508
Consideration	166,555
Cash and cash equivalents	32,145
Other assets	270
Warrant liabilities	(44,242)
Other liabilities	(422)
Net liabilities of Poema as of the closing date	(12,249)
Listing expense	$ 178,804